Related Parties (Details) - Schedule of Balances and Related Party Transactions - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Associates (i)
Assets balance Trade receivables	[1]		R$ 24
Assets balance Other assets	[1]		234
Liabilities balance Suppliers	[1]		8
Liabilities balance Other liabilities	[1]		261
Transactions Revenue (expenses)	[1]	(7)	(414)	R$ (206)
Assets balance Trade receivables, Current		211	73
Assets balance Other assets, Current
Liabilities balance Suppliers, Current		28	33
Liabilities balance Other liabilities, Current			201
Assets balance Trade receivables, Non-current
Assets balance Other assets, Non-current		23	252
Liabilities balance Suppliers, Non-current
Liabilities balance Other liabilities, Non-current			60
Casino Guichard Perrachon [Member]
Associates (i)
Assets balance Trade receivables	[1]
Assets balance Other assets	[1]
Liabilities balance Suppliers	[1]
Liabilities balance Other liabilities	[1]		21
Transactions Revenue (expenses)	[1]	(20)	(60)	(35)
Compre Bem [Member]
Associates (i)
Assets balance Trade receivables	[1]
Assets balance Other assets	[1]
Liabilities balance Suppliers	[1]
Liabilities balance Other liabilities	[1]
Transactions Revenue (expenses)	[1]			(1)
Euris [Member]
Associates (i)
Assets balance Trade receivables	[1]
Assets balance Other assets	[1]
Liabilities balance Suppliers	[1]
Liabilities balance Other liabilities	[1]		1
Transactions Revenue (expenses)	[1]	(1)	(3)	(1)
Grupo Pão de Açucar (“GPA”) [Member]
Associates (i)
Assets balance Trade receivables	[1]		24
Assets balance Other assets	[1]		234
Liabilities balance Suppliers	[1]		8
Liabilities balance Other liabilities	[1]		237
Transactions Revenue (expenses)	[1]	20	(310)	(137)
Greenyellow [Member]
Associates (i)
Assets balance Trade receivables	[1]
Assets balance Other assets	[1]
Liabilities balance Suppliers	[1]
Liabilities balance Other liabilities	[1]
Transactions Revenue (expenses)	[1]		(33)	(26)
Wilkes Participações S.A [Member]
Associates (i)
Assets balance Trade receivables	[1]
Assets balance Other assets	[1]
Liabilities balance Suppliers	[1]
Liabilities balance Other liabilities	[1]		2
Transactions Revenue (expenses)	[1]	(6)	(8)	(6)
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”) [Member]
Associates (i)
Assets balance Trade receivables	[2]	211	49
Assets balance Other assets	[2]	23	18
Liabilities balance Suppliers	[2]	28	25
Liabilities balance Other liabilities	[2]
Transactions Revenue (expenses)	[2]	27	25	15
Joint Ventures [Member]
Associates (i)
Assets balance Trade receivables		211	49
Assets balance Other assets		23	18
Liabilities balance Suppliers		28	25
Liabilities balance Other liabilities
Transactions Revenue (expenses)		27	25	15
Other Related Parties [Member]
Associates (i)
Assets balance Trade receivables		211	73
Assets balance Other assets		23	252
Liabilities balance Suppliers		28	33
Liabilities balance Other liabilities			261
Transactions Revenue (expenses)		R$ 20	R$ (389)	R$ (191)

[1]	As a result of the sale of Casino’s ownership interest in the Company, through Wilkes, as disclosed in note 1.4, the associates are no longer related parties. In 2022 and 2021, all these associates, as related parties, had transactions with the Company. The main transactions were related to: (i) cost sharing contracts (reimbursement of personnel expenses, equipment rental and maintenance); and (ii) agency agreements, specially between the Company and GPA and Casino related to business negotiation of products, cyber risk agreement, exploration rights of commercial points and other agreements.
[2]	FIC: execution of business agreements to regulate the rules that promote and sell financial services offered by FIC at the Company’s stores to implement a financial partnership between the Company and Itaú Unibanco Holding S.A. (“Itaú”) in the partnership agreement, namely: (i) banking correspondent services in Brazil; (ii) indemnification agreement in which FIC undertook to hold the Company harmless from losses incurred due to services; FIC and the Company mutually undertook to indemnify each other due to legal proceeding under their responsibility; and (iii) agreement concerning the Company’s provision of information and access to systems to FIC, and vice-versa, in order to offer services.